UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Jennifer L. Butler

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
January 31, 2015
unaudited
Common stocks 95.21% Energy 9.87%	Shares	Value (000)
Chevron Corp.	12,153,300	$1,246,078
ConocoPhillips	17,096,100	1,076,712
Enbridge Inc.	25,495,000	1,234,723
Ensco PLC, Class A	3,800,000	106,552
Exxon Mobil Corp.	800,000	69,936
FMC Technologies, Inc.[1]	2,755,000	103,258
Hess Corp.	2,140,000	144,429
National Oilwell Varco Inc.	2,556,096	139,128
Noble Energy, Inc.	3,920,000	187,141
Pioneer Natural Resources Co.	4,306,000	648,182
Royal Dutch Shell PLC, Class B (ADR)	27,293,600	1,746,518
Schlumberger Ltd.	6,349,400	523,127
Spectra Energy Corp	1,960,000	65,542
Valero Energy Corp.	1,342,500	70,991
		7,362,317
Materials 3.86%
Air Products and Chemicals, Inc.	1,515,106	220,614
Dow Chemical Co.	13,160,000	594,306
E.I. du Pont de Nemours and Co.	1,260,000	89,725
MeadWestvaco Corp.	3,129,900	157,371
Monsanto Co.	1,950,100	230,073
Mosaic Co.	3,585,000	174,554
Nucor Corp.	10,406,100	454,226
Potash Corp. of Saskatchewan Inc.	14,112,800	515,682
Praxair, Inc.	3,710,000	447,389
		2,883,940
Industrials 16.46%
Boeing Co.	22,670,400	3,295,596
Caterpillar Inc.	4,476,729	358,004
CSX Corp.	12,000,000	399,600
Cummins Inc.	1,140,000	158,984
Fastenal Co.	380,000	16,872
General Dynamics Corp.	3,188,400	424,727
General Electric Co.	23,215,000	554,606
Honeywell International Inc.	600,000	58,656
Lockheed Martin Corp.	9,925,000	1,869,572
Northrop Grumman Corp.	4,290,000	673,316
Parker-Hannifin Corp.	2,769,000	322,478
Precision Castparts Corp.	200,000	40,020
Rockwell Automation	5,050,000	550,046
Rockwell Collins, Inc.	6,109,600	523,104
Union Pacific Corp.	10,845,400	1,271,189
United Technologies Corp.	7,470,000	857,407
Washington Mutual Investors Fund — Page 1 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
W.W. Grainger, Inc.	330,000	$77,827
Waste Management, Inc.	16,210,200	833,691
		12,285,695
Consumer discretionary 12.04%
Carnival Corp., units	2,394,004	105,240
CBS Corp., Class B	7,695,000	421,763
Comcast Corp., Class A	29,305,739	1,557,453
General Motors Co.	400,000	13,048
Home Depot, Inc.	30,841,600	3,220,480
Lowe’s Companies, Inc.	5,500,000	372,680
Newell Rubbermaid Inc.	5,419,100	199,802
Ralph Lauren Corp., Class A	1,617,000	269,861
Starbucks Corp.	1,236,100	108,196
Tiffany & Co.	1,250,000	108,300
Time Warner Inc.	3,000,000	233,790
Twenty-First Century Fox, Inc., Class A	32,623,700	1,081,802
VF Corp.	10,650,000	738,791
Walt Disney Co.	6,133,900	557,940
		8,989,146
Consumer staples 9.44%
Avon Products, Inc.	21,700,000	167,958
Coca-Cola Co.	43,071,000	1,773,233
Colgate-Palmolive Co.	3,720,000	251,174
Costco Wholesale Corp.	3,539,900	506,170
CVS Health Corp.	3,635,000	356,812
Nestlé SA (ADR)	8,070,192	617,450
PepsiCo, Inc.	14,960,000	1,402,949
Procter & Gamble Co.	16,124,800	1,359,159
Unilever NV	8,204,900	355,847
Wal-Mart Stores, Inc.	3,000,000	254,940
		7,045,692
Health care 12.13%
Abbott Laboratories	1,930,000	86,387
AbbVie Inc.	1,725,500	104,134
AmerisourceBergen Corp.	1,568,600	149,095
AstraZeneca PLC (ADR)	632,700	44,947
Bristol-Myers Squibb Co.	15,250,400	919,142
Eli Lilly and Co.	2,475,000	178,200
Humana Inc.	7,620,000	1,115,873
Johnson & Johnson	13,060,000	1,307,828
Medtronic PLC	9,405,000	671,517
Merck & Co., Inc.	48,286,400	2,910,704
Novo Nordisk A/S, Class B (ADR)	2,004,100	89,303
Pfizer Inc.	26,520,000	828,750
Quest Diagnostics Inc.	2,063,200	146,632
Roche Holding AG (ADR)	5,057,700	170,748
UnitedHealth Group Inc.	3,085,000	327,781
		9,051,041
Washington Mutual Investors Fund — Page 2 of 6

unaudited
Common stocks Financials 13.33%	Shares	Value (000)
ACE Ltd.	5,618,734	$606,599
Allstate Corp.	4,000,000	279,160
American Express Co.	12,500,900	1,008,698
Capital One Financial Corp.	6,500,000	475,865
Charles Schwab Corp.	5,710,000	148,346
Chubb Corp.	2,750,000	269,225
Citigroup Inc.	5,000,000	234,750
CME Group Inc., Class A	10,567,389	901,398
Goldman Sachs Group, Inc.	2,312,900	398,767
Intercontinental Exchange, Inc.	473,500	97,413
JPMorgan Chase & Co.	19,142,400	1,040,964
KeyCorp	22,865,000	297,016
Marsh & McLennan Companies, Inc.	7,471,700	401,753
McGraw Hill Financial, Inc.	6,159,100	550,870
Moody’s Corp.	1,130,000	103,203
Sumitomo Mitsui Financial Group, Inc. (ADR)	11,000,000	74,140
U.S. Bancorp	12,295,000	515,283
Wells Fargo & Co.	49,079,200	2,548,192
		9,951,642
Information technology 10.08%
Accenture PLC, Class A	1,827,500	153,565
Amphenol Corp., Class A	4,600,000	247,066
Analog Devices, Inc.	1,500,000	78,157
Automatic Data Processing, Inc.	3,794,700	313,177
Cisco Systems, Inc.	14,795,000	390,070
Google Inc., Class A1	569,200	305,973
Google Inc., Class C1	476,100	254,485
Intuit Inc.	1,570,400	136,342
KLA-Tencor Corp.	8,038,000	494,096
Microsoft Corp.	87,367,100	3,529,631
Paychex, Inc.	1,180,000	53,407
QUALCOMM Inc.	5,500,000	343,530
Texas Instruments Inc.	17,366,700	928,250
Visa Inc., Class A	1,153,400	294,013
		7,521,762
Telecommunication services 3.27%
AT&T Inc.	16,675,000	548,941
Verizon Communications Inc.	41,312,652	1,888,401
		2,437,342
Utilities 2.57%
Dominion Resources, Inc.	3,200,000	246,048
Duke Energy Corp.	260,000	22,657
Exelon Corp.	4,080,000	147,043
FirstEnergy Corp.	5,258,000	212,055
National Grid PLC (ADR)	730,000	51,348
PG&E Corp.	14,962,300	879,933
Pinnacle West Capital Corp.	3,000,000	210,540
Xcel Energy Inc.	4,000,000	150,120
		1,919,744
Washington Mutual Investors Fund — Page 3 of 6

unaudited
Common stocks Miscellaneous 2.16%	Shares	Value (000)
Other common stocks in initial period of acquisition		$1,614,663
Total common stocks (cost: $47,007,868,000)		71,062,984
Short-term securities 4.66%	Principal amount (000)
Abbott Laboratories 0.10%–0.13% due 2/19/2015–4/17/2015[2]	$98,100	98,090
Chevron Corp. 0.09%–0.12% due 2/2/2015–3/12/2015[2]	97,700	97,692
Ciesco LLC 0.17% due 3/3/2015	25,000	24,996
Coca-Cola Co. 0.13%–0.22% due 3/5/2015–7/10/2015[2]	120,000	119,966
Emerson Electric Co. 0.12%–0.14% due 3/6/2015–4/7/2015[2]	90,900	90,888
ExxonMobil Corp. 0.10% due 2/9/2015–4/7/2015	98,500	98,484
Fannie Mae 0.06%–0.16% due 3/2/2015–8/3/2015	384,500	384,443
Federal Farm Credit Banks 0.11% due 7/20/2015	25,000	24,991
Federal Home Loan Bank 0.05%–0.15% due 2/4/2015–7/10/2015	1,494,520	1,494,436
Freddie Mac 0.07%–0.10% due 2/23/2015–5/22/2015	412,100	412,071
General Electric Capital Corp. 0.13% due 2/20/2015	46,000	45,997
John Deere Cash Management SA 0.13% due 2/26/2015[2]	47,000	46,994
John Deere Financial Ltd. 0.12% due 2/26/2015[2]	35,000	34,997
Merck & Co. Inc. 0.08% due 2/10/2015[2]	40,000	39,999
National Rural Utilities Cooperative Finance Corp. 0.11% due 2/23/2015	30,000	29,997
Paccar Financial Corp. 0.10% due 2/18/2015	27,200	27,198
PepsiCo Inc. 0.10%–0.11% due 2/24/2015–3/10/2015[2]	100,000	99,992
Pfizer Inc 0.11% due 4/9/2015[2]	32,000	31,995
Precision Castparts Corp. 0.11% due 3/18/2015–5/4/2015[2]	58,100	58,084
Private Export Funding Corp. 0.13% due 4/9/2015[2]	25,000	24,993
Procter & Gamble Co. 0.10% due 3/4/2015[2]	50,000	49,997
Regents of the University of California 0.13% due 2/4/2015	25,000	25,000
Walt Disney Co. 0.12% due 3/18/2015–3/20/2015[2]	115,200	115,185
Total short-term securities (cost: $3,476,211,000)		3,476,485
Total investment securities 99.87% (cost: $50,484,079,000)		74,539,469
Other assets less liabilities 0.13%		99,085
Net assets 100.00%		$74,638,554
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $908,872,000, which represented 1.22% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Washington Mutual Investors Fund — Page 4 of 6

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government
Washington Mutual Investors Fund — Page 5 of 6

unaudited
securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$7,362,317	$—	$—	$7,362,317
Materials	2,883,940	—	—	2,883,940
Industrials	12,285,695	—	—	12,285,695
Consumer discretionary	8,989,146	—	—	8,989,146
Consumer staples	7,045,692	—	—	7,045,692
Health care	9,051,041	—	—	9,051,041
Financials	9,951,642	—	—	9,951,642
Information technology	7,521,762	—	—	7,521,762
Telecommunication services	2,437,342	—	—	2,437,342
Utilities	1,919,744	—	—	1,919,744
Miscellaneous	1,614,663	—	—	1,614,663
Short-term securities	—	3,476,485	—	3,476,485
Total	$71,062,984	$3,476,485	$—	$74,539,469
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,688,001
Gross unrealized depreciation on investment securities	(664,443)
Net unrealized appreciation on investment securities	24,023,558
Cost of investment securities	50,515,911

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-001-0315O-S42258	Washington Mutual Investors Fund — Page 6 of 6

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Washington Mutual Investors Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Washington Mutual Investors Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 31, 2015

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 31, 2015